PREPAYMENTS AND OTHER ASSETS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
PREPAYMENTS AND OTHER ASSETS
Schedule of prepayments and other assets

	As at
	December 31,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Current portion:
Prepayments to suppliers	162,528	162,998	24,335
Contract costs*	145,628	202,629	30,252
Contract assets, net**	550,068	542,967	81,063
VAT prepayments	619,391	582,751	87,002
Interest receivable	21,463	14,931	2,229
Deferred offering costs	—	24,815	3,705
Individual income tax receivable*** (Note 11)	48,949	7,051	1,053
Others	138,994	155,906	23,275
	1,687,021	1,694,048	252,914
Non-current portion:
Prepayments for electronic equipment	25,388	20,372	3,042
Others	3,678	2,065	308
	29,066	22,437	3,350

*

Represents costs incurred in advance of revenue recognition arising from direct and incremental costs related to enterprise cloud services provided. Such contract costs are recognized as cost of revenue upon the recognition of the related revenues.

**

Represents the Group’s rights to consideration for work completed in relation to its services performed but not billed at the end of respective periods. The allowance for credit losses on contract assets were RMB1,591 and RMB11,100 (US$1,657) as of December 31, 2021 and June 30, 2022, respectively. The amounts charged to expenses for credit losses on contract assets were RMB nil and RMB9,509 (US$1,420), and write-offs charged against the allowance were RMB nil and RMB nil (US$ nil), respectively, for the six months ended June 30, 2021 and 2022.

***	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.

Except disclosed separately, the expected credit loss rate and the loss allowance for the remaining financial assets included in prepayments and other assets were immaterial as of December 31, 2021 and June 30, 2022.

	As at
	December 31, 2021	September 30, 2022	September 30, 2022
	RMB	RMB	US$
		(unaudited)	(unaudited)
Current portion:
Prepayments to suppliers	162,528	177,578	24,964
Contract costs*	145,628	214,477	30,151
Contract assets, net**	550,068	541,640	76,143
VAT prepayments	619,391	604,081	84,920
Interest receivable	21,463	20,641	2,902
Deferred offering costs	—	38,872	5,465
Individual income tax receivable*** (Note 11)	48,949	2,135	300
Others	138,994	134,684	18,934
	1,687,021	1,734,108	243,779
Non-current portion:
Prepayments for electronic equipment	25,388	39,421	5,542
Others	3,678	478	67
	29,066	39,899	5,609
*

Represents costs incurred in advance of revenue recognition arising from direct and incremental costs related to enterprise cloud services provided. Such contract costs are recognized as cost of revenue upon the recognition of the related revenues.

**

Represents the Group’s rights to consideration for work completed in relation to its services performed but not billed at the end of respective periods. The allowance for credit losses on contract assets was RMB1,591 and RMB13,150 (US$1,849) as of December 31, 2021 and September 30, 2022, respectively. The amounts charged to expenses for credit losses on contract assets were RMB nil and RMB11,559 (US$1,625), and write-offs charged against the allowance were RMB nil and RMB nil (US$ nil) for the nine months ended September 30, 2021 and 2022, respectively.

***	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.